Utility Plant and Leases	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Utility Plant and Leases
Note 2 - Utility Plant and Leases
Net Utility Plant
Net utility plant as of December 31, 2020 and 2019 was as follows:

	December 31,
(Thousands of dollars)	2020	2019
Gas plant:
Storage	$101,203	$100,908
Transmission	400,657	391,864
Distribution	7,078,656	6,581,043
General	515,879	467,274
Software and software-related intangibles	270,883	256,299
Other	16,722	15,833
	8,384,000	7,813,221
Less: accumulated depreciation and amortization	(2,419,348)	(2,313,050)
Construction work in progress	211,429	185,026
Net utility plant	$6,176,081	$5,685,197
Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which are intended to compensate for removal costs (net of salvage value), and retirements, based on the processes of regulatory proceedings and related regulatory commission approvals and/or mandates. In 2020, 2019, and 2018, annual utility depreciation and amortization expense averaged 2.7% of the original cost of depreciable and amortizable property. Transmission and Distribution plant are associated with the core natural gas delivery infrastructure, and combined, constitute the majority of gas plant. Annual utility depreciation expense averaged approximately 2.3% of the original cost of depreciable transmission and distribution plant during the period 2018 through 2020.
Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2020	2019	2018
Depreciation and amortization expense	$215,636	$197,358	$185,719
Included in the figures above is amortization of utility intangibles of $13.7 million, $13.2 million, and $13.6 million for the years ended December 31, 2020, 2019, and 2018, respectively. The amounts above exclude regulatory asset and liability amortization.
Leases
Southwest and Centuri determine if an arrangement is a lease at inception. ROU assets represent the right to use an underlying asset for the lease term; lease liabilities represent obligations to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. When Southwest’s and Centuri’s leases do not provide an implicit interest rate, an incremental borrowing rate based on information available at commencement is used in determining the present value of lease payments; an implicit rate, if readily determinable, is used. Lease terms utilized in the computations may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. When lease agreements include non-lease components, they are included with the lease component and accounted for as a single component, for all asset classes.
Southwest’s leases are comprised primarily of operating leases of buildings, land, and equipment. Southwest has no finance leases and no significant short-term leases. Southwest’s leases have a remaining term of up to six years, some of which include optional renewal periods. Southwest is currently not a lessor in any significant lease arrangements.
Centuri has operating and finance leases for corporate and field offices, construction equipment, and transportation vehicles. Centuri is currently not a lessor in any significant lease arrangements. Centuri’s leases have remaining lease terms of up to 18 years. Some of these include options to extend the leases, generally for optional terms of up to 5 years, and some include options to terminate the leases within 1 year. Centuri’s equipment leases may include variable payment terms in addition to the fixed lease payments if machinery is used in excess of the standard work periods. These variable payments are not probable of occurring under the current operating environment and have not been included in consideration of lease payments. Due to the seasonality of Centuri’s business, expense for short-term leases will fluctuate throughout the year with higher expense incurred during the warmer months. As of December 31, 2020, Centuri executed lease agreements that had not yet commenced. These lease agreements primarily relate to real estate leases that have terms ranging from January 2021 through May 2025. Total future lease payments over the lease terms are approximately $1 million.
The components of lease expense were as follows:

(Thousands of dollars)	2020	2019
Southwest:
Operating lease cost	$1,251	$1,531

Centuri:
Operating lease cost	$14,294	$12,235

Finance lease cost:
Amortization of ROU assets	$140	$137
Interest on lease liabilities	37	34
Total finance lease cost	177	171
Short-term lease cost	19,806	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$35,528	$30,154
Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019 was as follows:

	2020
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$766	$12,889	$13,655
Operating cash flows from finance leases	—	36	36
Financing cash flows from finance leases	—	199	199

ROU assets obtained in exchange for lease obligations:
Operating leases	$1,547	$19,372	$20,919
Finance leases	—	361	361

	2019
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839
Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31,
	2020	2019
Southwest:
Operating leases:
Net utility plant	$2,195	$1,443

Other current liabilities	$656	$723
Other deferred credits and other long-term liabilities	1,586	730
Total operating lease liabilities	$2,242	$1,453

Weighted average remaining lease term (in years)	4.24	2.88
Weighted average discount rate	4.49%	3.18%

Centuri:
Operating leases:
Other property and investments	$81,010	$78,954

Other current liabilities	$10,032	$8,851
Other deferred credits and other long-term liabilities	75,247	73,323
Total operating lease liabilities	$85,279	$82,174

Finance leases:
Other property and investments	$752	$14,264

Other current liabilities	$202	$13,769
Other deferred credits and other long-term liabilities	490	355
Total finance lease liabilities	$692	$14,124

Weighted average remaining lease term (in years)
Operating leases	10.08	10.25
Finance leases	2.12	2.13

Weighted average discount rate
Operating leases	4.05%	4.03%
Finance leases	5.55%	6.10%
With regard to the finance lease balance as of December 31, 2020, there exist lease provisions for purchase options that meet the “reasonably certain” threshold related to exercise of such options. These amounts were not included in the calculations of the weighted average remaining lease term and discount rate for finance leases above.
The following are schedules of maturities of lease liabilities as of December 31, 2020:

(Thousands of dollars)	Operating Leases
Southwest:
2021	$735
2022	543
2023	426
2024	404
2025	330
Thereafter	36
Total lease payments	2,474
Less imputed interest	232
Total	$2,242

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2021	$13,144	$235
2022	12,153	241
2023	10,864	275
2024	9,904	1
2025	8,051	—
Thereafter	50,605	—
Total lease payments	104,721	752
Less imputed interest	19,442	60
Total	$85,279	$692